Annual Operating Expenses {- Fidelity Disruptors Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-05 - Fidelity Disruptors Fund	Oct. 07, 2021
Fidelity Disruptors Fund
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	1.00%	[1]
Loyalty Class 1
Operating Expenses:
Management fee	0.75%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.75%	[1]
Loyalty Class 2
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%

[1]	(a)Adjusted to reflect current fees.